UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-7704
Schwab Capital Trust — Schwab Monthly Income Funds
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
Schwab Capital Trust — Schwab Monthly Income Funds
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: March 31, 2012

Item 1. Schedule of Investments.

Schwab Capital Trust
Schwab Monthly Income Fund - Moderate Payout

Portfolio Holdings as of March 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.4%	Other Investment Companies	22,183,640	24,344,362

99.4%	Total Investments	22,183,640	24,344,362
0.6%	Other Assets and Liabilities, Net		149,793

100.0%	Total Net Assets		24,494,155

	Number	Value
Security	of Shares	($)

Other Investment Companies 99.4% of net assets

Equity Funds 40.0%

Global Real Estate 10.9%
Schwab Global Real Estate Fund (a)	419,366	2,679,750

International 6.0%
Laudus International MarketMasters Fund, Select Shares (a)	78,764	1,472,104

Large-Cap 23.1%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)*	104,321	1,547,076
Schwab Dividend Equity Fund (a)	283,602	4,100,882

		5,647,958

		9,799,812

Fixed-Income Funds 56.4%

Intermediate-Term Bond 40.9%
Schwab Premier Income Fund (a)	533,124	5,576,482
Schwab Total Bond Market Fund (a)	466,485	4,454,929

		10,031,411

International Bond 4.5%
Laudus Mondrian International Fixed Income Fund (a)	94,051	1,091,935

Short-Term Bond 11.0%
Schwab Short-Term Bond Market Fund (a)	291,613	2,700,338

		13,823,684

Money Market Funds 3.0%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	297,105	297,105
State Street Institutional U.S. Government Money Market Fund	423,761	423,761

		720,866

Total Other Investment Companies
(Cost $22,183,640)		24,344,362

End of Investments.

At 03/31/12 the tax basis cost of the fund’s investments was $22,656,480 and the unrealized appreciation and depreciation were $1,687,882 and ($0), respectively, with a net unrealized appreciation of $1,687,882.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: valued at their respective net asset values.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ

 1

 Schwab Monthly Income Fund - Moderate Payout

Portfolio Holdings (Unaudited) continued

techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of March 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$24,344,362	$—	$—	$24,344,362

Total	$24,344,362	$—	$—	$24,344,362

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

2

 Schwab Monthly Income Fund - Moderate Payout

Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2012.

REG47716MAR12

 3

Schwab Capital Trust
Schwab Monthly Income Fund - Enhanced Payout

Portfolio Holdings as of March 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.5%	Other Investment Companies	74,538,680	81,619,683

99.5%	Total Investments	74,538,680	81,619,683
0.5%	Other Assets and Liabilities, Net		387,098

100.0%	Total Net Assets		82,006,781

	Number	Value
Security	of Shares	($)

Other Investment Companies 99.5% of net assets

Equity Funds 25.3%

Global Real Estate 8.1%
Schwab Global Real Estate Fund (a)	1,030,400	6,584,257

International 3.0%
Laudus International MarketMasters Fund, Select Shares (a)	131,710	2,461,663

Large-Cap 14.2%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)*	175,458	2,602,040
Schwab Dividend Equity Fund (a)	626,949	9,065,687

		11,667,727

		20,713,647

Fixed-Income Funds 68.9%

Intermediate-Term Bond 52.2%
Schwab Premier Income Fund (a)	2,239,999	23,430,391
Schwab Total Bond Market Fund (a)	2,026,810	19,356,037

		42,786,428

International Bond 4.7%
Laudus Mondrian International Fixed Income Fund (a)	336,774	3,909,947

Short-Term Bond 12.0%
Schwab Short-Term Bond Market Fund (a)	1,060,827	9,823,262

		56,519,637

Money Market Funds 5.3%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	2,618,156	2,618,156
State Street Institutional U.S. Government Money Market Fund	1,768,243	1,768,243

		4,386,399

Total Other Investment Companies
(Cost $74,538,680)		81,619,683

End of Investments.

At 03/31/12 the tax basis cost of the fund’s investments was $75,009,510 and the unrealized appreciation and depreciation were $6,610,173 and ($0), respectively, with a net unrealized appreciation of $6,610,173.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: valued at their respective net asset values.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ

 Schwab Monthly Income Fund - Enhanced Payout

Portfolio Holdings (Unaudited) continued

techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of March 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$81,619,683	$—	$—	$81,619,683

Total	$81,619,683	$—	$—	$81,619,683

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

 Schwab Monthly Income Fund - Enhanced Payout

Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2012.

REG47717MAR12

Schwab Capital Trust
Schwab Monthly Income Fund - Maximum Payout

Portfolio Holdings as of March 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.6%	Other Investment Companies	72,087,030	75,774,536

99.6%	Total Investments	72,087,030	75,774,536
0.4%	Other Assets and Liabilities, Net		308,665

100.0%	Total Net Assets		76,083,201

	Number	Value
Security	of Shares	($)

Other Investment Companies 99.6% of net assets

Equity Funds 10.2%

Global Real Estate 5.1%
Schwab Global Real Estate Fund (a)	606,117	3,873,089

Large-Cap 5.1%
Schwab Dividend Equity Fund (a)	269,598	3,898,391

		7,771,480

Fixed-Income Funds 82.1%

Intermediate-Term Bond 60.8%
Schwab Premier Income Fund (a)	2,479,800	25,938,712
Schwab Total Bond Market Fund (a)	2,126,372	20,306,851

		46,245,563

International Bond 6.5%
Laudus Mondrian International Fixed Income Fund (a)	424,264	4,925,703

Short-Term Bond 14.8%
Schwab Short-Term Bond Market Fund (a)	1,219,125	11,289,096

		62,460,362

Money Market Funds 7.3%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	3,444,813	3,444,813
State Street Institutional U.S. Government Money Market Fund	2,097,881	2,097,881

		5,542,694

Total Other Investment Companies
(Cost $72,087,030)		75,774,536

End of Investments.

At 03/31/12 the tax basis cost of the fund’s investments was $72,880,016 and the unrealized appreciation and depreciation were $2,894,520 and ($0), respectively, with a net unrealized appreciation of $2,894,520.

(a)	Issuer is affiliated with the fund’s adviser.

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: valued at their respective net asset values.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

 1

 Schwab Monthly Income Fund - Maximum Payout

Portfolio Holdings (Unaudited) continued

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of March 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$75,774,536	$—	$—	$75,774,536

Total	$75,774,536	$—	$—	$75,774,536

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2012.

REG47718MAR12

2

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Capital Trust — Schwab Monthly Income Funds

By:	/s/ Marie Chandoha Marie Chandoha Chief Executive Officer

Date:	May 17, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha Marie Chandoha Chief Executive Officer

Date:	May 17, 2012

By:	/s/ George Pereira George Pereira
Principal Financial Officer

Date:	May 15, 2012